Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
As of December 31, 2011, the Company’s primary types of stock-based compensation were stock options and restricted stock. The Company recorded stock-based compensation expense, the components of which are further described below, for the years ended December 31 as follows:

In millions	2011	2010	2009
Stock options	$6	$6	$14
Restricted stock	27	15	(2)
Total stock-based compensation (pre-tax)	33	21	12
Tax benefit	(10)	(7)	(3)
Total stock-based compensation (net of tax)	$23	$14	$9

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average fair value of option granted was estimated based on the below weighted average assumptions and was $7.38 per share in 2011, $5.49 per share in 2010, and $4.78 per share in 2009.

	2011	2010	2009
Dividend yield	—	—	—
Risk-free interest rate	2.04%	2.27%	1.98%
Expected volatility	40.4%	46.8%	44.1%
Expected holding period (years)	5.1	4.8	5.0

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes the Company’s stock option activity for the year ended December 31, 2011:

Shares in thousands	Shares Under Option	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding as of January 1	9,559	$15.72
Granted	118	$19.15
Exercised	(1,154)	$11.82
Forfeited or expired	(367)	$17.95
Outstanding as of December 31	8,156	$16.23	4.99	$17
Fully vested and expected to vest as of December 31	8,030	$16.25	4.95	$17
Exercisable as of December 31	6,707	$16.49	4.41	$13

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table reports restricted stock activity during the year ended December 31, 2011:

Shares in thousands	Number of Shares	Weighted Average Grant-Date Fair Value per Share
Unvested shares as of January 1	3,827	$13.79
Shares granted	2,449	$18.84
Shares vested	(77)	$14.31
Shares forfeited	(815)	$19.44
Unvested shares as of December 31	5,384	$15.22
The following table represents the composition of restricted stock grants in 2011:

Shares in thousands	Number of Shares	Weighted Average Grant-Date Fair Value
Service-based shares	1,430	$18.50
Performance-based shares	1,019	$19.32
Total restricted stock grants	2,449	$18.84